Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments
7.	INVESTMENTS

	2020	2019

Equity method investments [a]	$677	$1,107
Private equity investments [b]	267	95
Other	3	8

	$947	$1,210

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2020	2019

Litens Automotive Partnership [i]	76.7%	$273	$212
Getrag (Jiangxi) Transmission Co., Ltd [ii]	66.7%	$—	$540
Getrag Ford Transmission GmbH [iii]	50.0%	$122	$100
Hubei HAPM MAGNA Seating Systems Co., Ltd.	49.9%	$121	$113

[i]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]
The Company’s 66.7% ownership of GJT is held by Getrag Asia Pacific GmbH & Co. KG [“GAP”] a subsidiary owned 50% by the Company and 50% by GFT. During 2020, the governing documents related to GJT were revised to extend the term of the venture and provide the Company with a controlling financial interest. As a result, the Company began consolidating GJT on December 29, 2020, the effective date of the new agreement
[note 5]
.

[iii]
On December 22, 2020, the Company entered into multiple agreements with Ford to operate certain businesses within GFT under separate ownership. The Company will acquire GFT’s interest in GJT, a facility in Europe and net cash of approximately $160 million [EUR 140 million]. The transaction closed on M
arch 1,
 2021 and is subject to working capital adjustments as well as customary closing conditions. The Company does not expect the transaction to have a material impact on its financial position or results of operations.

[b]	Cumulative unrealized gains on equity securities still held at the reporting date was $65 million and $31 million as at December 31, 2020 and 2019, respectively.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2020	2019

Current assets	$1,510	$1,680
Non-current assets	$1,748	$3,573
Current liabilities	$873	$1,266
Long-term liabilities	$835	$994
Summarized Income Statements

	2020	2019

Sales	$3,384	$4,142
Cost of goods sold & expenses	3,140	3,949

Net income	$244	$193

Sales to equity method investees were approximately $104 million and $113 million for the years ended December 31, 2020 and 2019, respectively.